Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables as of June 30, 2026 and December 31, 2025 consisted of:

	Jun 30, 2026	Dec 31, 2025
Salary & consultancy fee	$1,650,915	$1,555,918
Office rental	5,000	20,000
Other payables	56,000	186,911
Total accrued expenses & other payables	1,711,915	1,762,829